Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Segment information
Schedule of revenue by geographic area

			Total Revenue
	2024	2023	2022
	$m	$m	$m
UK	4,740	3,368	3,117

Rest of Europe
France	1,283	1,152	1,107
Germany	2,524	2,099	1,902
Italy	949	813	735
Spain	994	847	738
Sweden	2,290	1,704	1,721
Others	3,663	3,110	2,706
	11,703	9,725	8,909
The Americas
Canada	937	967	1,166
US	21,806	18,121	17,278
Others	2,246	1,683	1,175
	24,989	20,771	19,619
Asia, Africa & Australasia
Australia	439	390	571
China	6,419	5,872	5,743
Japan	3,452	3,640	3,986
Others	2,331	2,045	2,406
	12,641	11,947	12,706
Total Revenue	54,073	45,811	44,351

Total Revenue outside of the UK totalled $49,333m for the year ended 31 December 2024 (2023: $42,443m; 2022: $41,234m).

		Operating profit/(loss)			Profit/(loss) before tax
	2024	2023	2022	2024	2023	2022
	$m	$m	$m	$m	$m	$m
UK	2,680	665	1,120	1,349	(577)	272
Rest of Europe	5,924	4,885	2,945	6,057	4,999	2,709
The Americas	423	1,495	(954)	318	1,328	(1,140)
Asia, Africa & Australasia	976	1,148	646	967	1,149	660
Continuing operations	10,003	8,193	3,757	8,691	6,899	2,501

Schedule of assets by geographic area

		Non-current assets		[1,2]			Total assets
	2024	2023	2022		2024	2023	2022
	$m	$m	$m		$m	$m	$m
UK	8,699	8,626	8,208		20,139	19,616	16,786
Rest of Europe	30,654	32,905	34,301		37,884	40,638	40,669
The Americas	28,730	26,524	25,425		38,544	34,754	32,990
Asia, Africa & Australasia	2,181	910	929		7,468	6,111	6,038
Continuing operations	70,264	68,965	68,863		104,035	101,119	96,483

			Assets acquired	[3]		Net operating assets		[4]
	2024	2023	2022		2024	2023	2022
	$m	$m	$m		$m	$m	$m
UK	582	812	2,301		7,173	5,275	3,863
Rest of Europe	2,225	1,770	522		30,852	32,920	32,726
The Americas	3,925	1,925	421		24,501	22,746	23,290
Asia, Africa & Australasia	1,394	117	51		2,602	1,405	1,895
Continuing operations	8,126	4,624	3,295		65,128	62,346	61,774

1	Non-current assets exclude Deferred tax assets and Derivative financial instruments.
2	In 2023, the Group revised the presentation of Non-current assets to exclude certain financial assets and post-employment benefit assets which previously had been included in this disclosure. This resulted in a decrease in 2022 of $1,690m.
3	Included in Assets acquired are those assets that are expected to be used during more than one period (Property, plant and equipment, Goodwill and Intangible assets) and include those acquired through business combinations (Note 27).
4	Net operating assets exclude short-term investments, cash, short-term borrowings, loans, Derivative financial instruments, Retirement benefit obligations and non-operating receivables and payables.

		Property, plant and equipment
	2024	2023	2022
	$m	$m	$m
UK	2,847	2,831	2,526
Ireland	1,323	1,164	1,040
Sweden	1,692	1,678	1,472
US	2,856	2,371	2,176
Rest of the world	1,534	1,358	1,293
Continuing operations	10,252	9,402	8,507

Schedule of product sales

	2024	2023	2022
	$m	$m	$m
UK	1,314	978	996
Rest of Europe	10,686	8,201	7,503
The Americas	25,081	20,855	20,126
Asia, Africa & Australasia	13,857	13,755	14,373
Continuing operations	50,938	43,789	42,998